RELATED PARTY (Details Textual ) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	124 Months Ended
	Apr. 30, 2012	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Aug. 13, 2012	Mar. 28, 2012
Proceeds from Issuance or Sale of Equity		$ 3,000,000
Increase In Additional Capital			3,000,000
Related Party Transaction, Due from (to) Related Party		2,000	2,000
Accounts Payable, Related Parties		6,000	6,000
Converible Note Percentage		20.00%			20.00%
Converible Note Principal Amount		240,000			600,000
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.		100,000	100,000	98,659
Debt Instrument, Convertible, Effective Interest Rate		24.00%		24.00%
Advance Under Note				84,657
Cash Advance Net Of Interest				60,000		60,000
Debt Instrument, Convertible, Conversion Price		$ 0.065	$ 0.065	$ 0.35
Stock Issued During Period, Value, Conversion of Units		600,000
Stock Issued During Period, Shares, Other		1,546,667
Stock Transferred During Period	7,500,000
Shares Issued Related Party Transactions One			277,778
Price Per Share Related Party Transactions			$ 0.09
Warrants Shares Related Party Transactions			30,000
Warrants Price Per Share Related Party Transactions			$ 0.15
Shares Issued Related Party Transactions Two			4,615,385
Accounts Payable, Related Parties, Current				12,000
Share Price					$ 0.07
First Advance [Member]
Advance Under Note				300,000		300,000
Second Advance [Member]
Advance Under Note						84,657
Related Party [Member]
Related Party Transaction, Due from (to) Related Party		46,000	46,000
Amuel Herschkowitz [Member]
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.		240,000	240,000
Sok Partners [Member]
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.		357,282	357,282
Advance Under Note		300,000	300,000
Stock Issued During Period, Shares, Conversion of Units		4,615,385
Morawetz [Member]
Shares issued upon exercise of a management stock option (in shares)				75,000
Share Price				$ 0.35
Gadbaw [Member]
Shares issued upon exercise of a management stock option (in shares)				160,000
Share Price				$ 0.35
Board Of Directors Chairman [Member]
Payments Made To Officers One		25,000
Stock Option Shares Related Party Transactions		160,000
Stock Option Price Per Share Related Party Transactions		$ 0.35
Director [Member]
Payments Made To Officers Two		$ 30,000
Stock Option Shares Related Party Transactions		75,000
Stock Option Price Per Share Related Party Transactions		$ 0.35